Related party balances and transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party balances and transactions
10. Related party balances and transactions
Transaction with PPcredit
Amounts incurred by the Group

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Data collection service expense (i)	109,666	43,494	10,104

(i)
PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

Amounts due to related part
ies

	As of December 31,
	2019	2020
	RMB	RMB
PPcredit	4,309	1,984